Award Timing Disclosure	12 Months Ended
Dec. 31, 2024 USD ($) shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Granting Timing Practices

Equity awards to employees are generally granted on regularly scheduled predetermined dates that coincides with our annual performance review and compensation review process, which generally takes place at our January Compensation Committee and Board meeting. Neither our Board nor our Compensation Committee takes material non-public information into account when determining the timing of equity awards, nor do we time the disclosure of material non-public information for the purpose of impacting the value of executive compensation. In fiscal 2024, our Board made its annual equity grant to our named executive officers at a meeting on January 23, 2024, when it also approved the adoption of the Umbrella Bonus Plan, prompting disclosure under Item 5.02, Compensatory Arrangements of Certain Officers, which was filed on Form 8-K on January 25, 2024.

As required by Item 402(x) of Regulation S-K under the Exchange Act, we are providing the following information about the stock options granted to our named executive officers on January 23, 2024, two business days before the filing of a Form 8-K disclosing the adoption of the Umbrella Bonus Plan.

Name	Grant Date	Number of securities underlying the award (#)	Exercise price of the award ($/Sh)	Grant date fair value of the award ($)

Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

(%)

Daryl Stemm	1/23/2024	171,337	3.36	400,000	2.6
Isaiah DeRose-Wilson	1/23/2024	171,337	3.36	400,000	2.6
Kristen Lee	1/23/2024	171,337	3.36	400,000	2.6
Lucas Haldeman	1/23/2024	1,070,859	3.36	2,500,000	2.6

Award Timing Method	Equity awards to employees are generally granted on regularly scheduled predetermined dates that coincides with our annual performance review and compensation review process, which generally takes place at our January Compensation Committee and Board meeting
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

As required by Item 402(x) of Regulation S-K under the Exchange Act, we are providing the following information about the stock options granted to our named executive officers on January 23, 2024, two business days before the filing of a Form 8-K disclosing the adoption of the Umbrella Bonus Plan.

Name	Grant Date	Number of securities underlying the award (#)	Exercise price of the award ($/Sh)	Grant date fair value of the award ($)

Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

(%)

Daryl Stemm	1/23/2024	171,337	3.36	400,000	2.6
Isaiah DeRose-Wilson	1/23/2024	171,337	3.36	400,000	2.6
Kristen Lee	1/23/2024	171,337	3.36	400,000	2.6
Lucas Haldeman	1/23/2024	1,070,859	3.36	2,500,000	2.6

Daryl Stemm
Awards Close in Time to MNPI Disclosures
Name	Daryl Stemm
Underlying Securities | shares	171,337
Exercise Price | $ / shares	$ 3.36
Fair Value as of Grant Date | $	$ 400,000
Underlying Security Market Price Change | Rate	2.60%
Isaiah DeRose-Wilson
Awards Close in Time to MNPI Disclosures
Name	Isaiah DeRose-Wilson
Underlying Securities | shares	171,337
Exercise Price | $ / shares	$ 3.36
Fair Value as of Grant Date | $	$ 400,000
Underlying Security Market Price Change | Rate	2.60%
Kristen Lee
Awards Close in Time to MNPI Disclosures
Name	Kristen Lee
Underlying Securities | shares	171,337
Exercise Price | $ / shares	$ 3.36
Fair Value as of Grant Date | $	$ 400,000
Underlying Security Market Price Change | Rate	2.60%
Lucas Haldeman
Awards Close in Time to MNPI Disclosures
Name	Lucas Haldeman
Underlying Securities | shares	1,070,859
Exercise Price | $ / shares	$ 3.36
Fair Value as of Grant Date | $	$ 2,500,000
Underlying Security Market Price Change | Rate	2.60%